FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets and other assets	$ 3,951	$ 4,120
Financial assets pledged as collateral	1,392	1,584
Disclosure of financial liabilities [line items]
Financial liabilities	9,498	10,045
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	4	5
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	90	232
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,404	9,808
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	1	3
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	84	52
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	3,866	4,065
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	4,252	4,856
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	4	5
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	90	232
Accounts payable and other | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,158	4,619
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	5,246	5,189
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,246	5,189
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities	2,939	3,392
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	894	777
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	894	777
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	2,281	2,302
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	2,281	2,302
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	427	481
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	427	481
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	349	560
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	1	3
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	84	52
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	264	505
Prepayments, other assets and assets held for sale
Disclosure of financial assets [line items]
Financial assets and other assets	$ 493	$ 396